SUNAMERICA STYLE SELECT SERIES, INC.(R)
                  Supplement to the Prospectus and Statement of Additional Information dated January 28,2003


         On June 17, 2003, the Board of Directors of SunAmerica Style Select Series, Inc., approved certain changes to the Focused Technology Portfolio. Effective June 19, 2003, Baron Capital Management, Inc. ("BAMCO"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for a component of the Focused Technology Portfolio.

         Under the heading "INFORMATION ABOUT ADVISERS" on page 39 and 41, references to Van Wagoner Capital Management, Inc. ("Van Wagoner") with respect to the Focused Technology Portfolio are no longer applicable.

         In addition, references to Van Wagoner under the heading "INFORMATION ABOUT ADVISERS" on page 46 of the Prospectus are replaced with the following:

                                         NAME, TITLE AND AFFILIATION OF
PORTFOLIO                                PORTFOLIO MANAGER                     EXPERIENCE
---------                                -----------------                     ----------
Focused Technology Portfolio             Mitchell Rubin, CFA, JD               Mr. Rubin is the portfolio manager
                                         Vice President and Portfolio          for the Baron iOpportunity Fund.
                                         Manager ("BAMCO")                     He received a BA in Economics and
                                                                               University of Michigan in 1988 and a
                                                                               JD from Harvard Law School in 1991.
                                                                               From 1991 to 1994, Mr. Rubin was an
                                                                               associate with the New York office
                                                                               of Latham & Watkins specializing in
                                                                               corporate finance transactions. From
                                                                               1994 until joining BAMCO in November
                                                                               1995, Mr. Rubin was an equity
                                                                               research analyst for Smith Barney in
                                                                               emerging growth stocks.


         All references to Van Wagoner with respect to the Focused Technology Portfolio on page B-45 of the Statement of Additional Information are no longer applicable.

Dated:  June 19, 2003